Non-controlling Interests (Details) - CAD CAD in Thousands		12 Months Ended
	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Noncontrolling Interest [Line Items]
Total net earnings/(loss) attributable to noncontrolling interests		CAD (31,976)	CAD (22,186)
Other Noncontrolling Interests
Noncontrolling Interest [Line Items]
Total net earnings/(loss) attributable to noncontrolling interests		1,966	1,529
Class B Units | Noncontrolling Interest, Class B Partnership Units of SponsorCo
Noncontrolling Interest [Line Items]
Total net earnings/(loss) attributable to noncontrolling interests		0	3,484
Class A Units | Class A Partnership Units
Noncontrolling Interest [Line Items]
Total net earnings/(loss) attributable to noncontrolling interests		CAD (33,942)	CAD (27,199)
Wind Portfolio SponsorCo, LLC | Class B Units
Noncontrolling Interest [Line Items]
Ownership percentage	100.00%